Retirement Plans - Information about Pension Plan (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Change in benefit obligation:
Beginning benefit obligation	$ 17,916	$ 16,964
Service cost	0	0	$ 0
Interest cost	627	679	689
Curtailment gain	0	0
Settlement loss	98	46
Actuarial (gain)/loss	(1,800)	986
Benefits paid	(104)	(91)
Settlement payments	(3,399)	(668)
Ending benefit obligation	13,338	17,916	16,964
Change in plan assets, at fair value:
Beginning plan assets	19,306	16,150
Actual return	(207)	1,947
Employer contribution	0	2,000
Benefits paid	(104)	(91)
Settlement payments	(3,399)	(668)
Administrative expenses	(24)	(32)
Ending plan assets	15,572	19,306	$ 16,150
Funded status at end of year	$ 2,234	$ 1,390